Selling expenses	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Selling expenses
Note 7. Selling expenses

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Transport	19,554	10,395	9,596
Taxes, rates and contributions	13,921	6,014	13,115
Tax on bank account transactions	6,061	3,033	4,495
Fees and compensation for services (1)	2,806	4,603	50
Allowance / (Reversal) of the expected credit loss (Note 17)	406	(22)	(118)

Total selling expenses	42,748	24,023	27,138

(1)	Including 1,651 and 4,367 for crude storage during the years ended December 31, 2021, and 2020, respectively.